Borrowings - Composition of borrowings (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024	Jul. 17, 2022
Borrowings
Current	£ (836)	£ (1,487)
Non-current	(7,773)	(8,640)
Total borrowings	(8,609)	(10,127)
Loan and overdrafts
Borrowings
Current	(43)	(43)
Non-current	(300)	(290)
Total borrowings	(343)	(333)
Advances
Borrowings
Current	(6)
Total borrowings	(6)
Lease liabilities
Borrowings
Current	(48)	(50)
Non-current	(85)	(73)
Total borrowings	(133)	(123)
Non-voting preference shares
Borrowings
Non-current	(25)	(25)
Total borrowings	(25)	(25)
Interest rate			9.50%
Bonds
Borrowings
Current	(739)	(1,394)
Non-current	(7,363)	(8,252)
Total borrowings	£ (8,102)	£ (9,646)